Shareholders’ equity (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders Equity
Share issued	9,090,909,090
Description of buyback program		The Buyback Program covers the acquisition of up to 36,986,424 Units, representing 36,986,424 common shares and 36,986,424 preferred shares, which corresponded, on June 30, 2022, to approximately 1% of the Bank's share capital. As of June 30, 2022, Banco Santander had 345,962,035 common shares and 373,766,448 preferred shares outstanding.
Gain on sold of treasury shares	R$ 68,895	R$ 40,820	R$ 9,274